Registration No. 333-59406
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       ----------------------------------
                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 6                             |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |

           Amendment No. __                                           | |


                     ---------------------------------------
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                   DODIE KENT
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Proctor LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                     ---------------------------------------

        Approximate Date of Proposed Public Offering: Continuous.

        It is proposed that this filing will become effective (check appropriate box):


[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]     On (date) pursuant to paragraph (b) of Rule 485.

[X]     60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]     On (date) pursuant to paragraph (b)(1) of of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

    Units of interest in Separate Accounts under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 6 ("PEA") to the Form N-3 Registration Statement No. 333-59406 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Accounts 3, 4, 10 and 13 is being filed solely for the purpose of including in this Registration Statement the draft May 1, 2005 Prospectus and SAI. The sole purpose of the Amendment is to include in the Registration Statement new and/or revised sections that are responsive to the new disclosure requirements regarding: (i) market timing; (ii) selective disclosure of portfolio holdings; and (iii) fair valuation of securities for insurance company managed separate accounts that offer variable annuity contracts. The PEA does not otherwise amend or delete the currently effective RIA(R) Prospectus, Statement of Additional Information dated May 1, 2004 or supplements thereto, or any other part of the Registration Statement.

Retirement Investment Account(R)


PROSPECTUS DATED MAY 1, 2005

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for AXA Premier VIP Trust and EQ Advisors Trust which contain important information about their portfolios.

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ABOUT THE RETIREMENT INVESTMENT ACCOUNT(R)

The Retirement Investment Account(R) ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. Thirty-two investment funds ("Funds") and a guaranteed interest option are available under RIA. The Funds and guaranteed interest option comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by AXA Equitable Life Insurance Company.



--------------------------------------------------------------------------------
 Funds
--------------------------------------------------------------------------------
 Pooled separate accounts
--------------------------------------------------------------------------------

o Alliance Balanced -- Separate         o Alliance Common Stock -- Separate
  Account No. 10                          Account No. 4
o Alliance Bond -- Separate             o Alliance Mid Cap Growth Fund --
  Account No. 13                          Separate Account No. 3
--------------------------------------------------------------------------------
 Separate Account No. 66
--------------------------------------------------------------------------------
o AXA Premier VIP High Yield            o EQ/Emerging Markets Equity
o AXA Premier VIP Technology            o EQ/Equity 500 Index
o EQ/Alliance Growth and Income         o EQ/Evergreen Omega
o EQ/Alliance Intermediate Government   o EQ/FI Mid Cap
  Securities                            o EQ/FI Small/Mid Cap Value
o EQ/Alliance International             o EQ/J.P. Morgan Value Opportunities
o EQ/Alliance Premier Growth            o EQ/Janus Large Cap Growth
o EQ/Alliance Quality Bond              o EQ/Lazard Small Cap Value
o EQ/Alliance Small Cap Growth          o EQ/Marsico Focus
o EQ/Bernstein Diversified Value        o EQ/Mercury Basic Value Equity
o EQ/Calvert Socially Responsible       o EQ/Mercury International Value
o EQ/Capital Guardian Growth            o EQ/MFS Emerging Growth Companies
o EQ/Capital Guardian International     o EQ/MFS Investors Trust
o EQ/Capital Guardian Research          o EQ/Money Market
o EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------


The Alliance Bond, Alliance Balanced, Alliance Common Stock, and Alliance Mid Cap Growth Funds (the "Pooled Separate Accounts") are managed by AXA Equitable. The Alliance Bond Fund is available only to employer plans that signed an agreement to allocate monies in the Alliance Bond Fund before June 1, 1994.


Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). In each case, the Funds and the corresponding portfolios have the same name. You should read the prospectuses for each Trust and keep them for future reference.

GUARANTEED INTEREST OPTION. The guaranteed interest option credits interest daily and we guarantee principal.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2005, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our RIA service office or calling 1-800-967-4560. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X01033

Contents of this prospectus
--------------------------------------------------------------------
RETIREMENT INVESTMENT ACCOUNT(R)
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Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
RIA at a glance - key features                                               7

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FEE TABLE                                                                    9
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Examples                                                                    11
Condensed financial information                                             14

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1. RIA FEATURES AND BENEFITS                                                15
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Investment options                                                          15
The Alliance Bond Fund                                                      15
The Alliance Balanced Fund                                                  15
The Alliance Common Stock Fund                                              16
The Alliance Mid Cap Growth Fund                                            16
Investment manager of the Alliance Bond, Alliance
     Balanced, Alliance Common Stock and
     Alliance Mid Cap Growth Funds                                          17

Portfolio holdings policy for the Pooled Separate Accounts                  17

Funds investing in the Trusts                                               17
Risks of investing in the Funds                                             20
Risk factors -- Alliance Bond, Alliance Common Stock,
     Alliance Mid Cap Growth and Alliance Balanced Funds                    20
Change of investment objectives                                             21
Guaranteed interest option                                                  21


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2. HOW WE VALUE YOUR ACCOUNT VALUE                                          22
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How we determine the unit value                                             22
How we value the assets of the funds                                        22


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3. TRANSFERS                                                                24
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Transfers among investment options                                          24
Special rules applicable to the Alliance Bond Fund                          24
Disruptive transfer activity                                                24

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4. ACCESS TO YOUR ACCOUNT VALUE                                             26
--------------------------------------------------------------------------------
Participant loans                                                           26
Choosing benefit payment options                                            26

--------------------------
When we use the words "we," "us" and "our," we mean AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the employer or plan sponsor of the plans who use RIA as an investment vehicle, unless otherwise explained.

Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.

2  Contents of this prospectus

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5. RIA                                                                      27
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Summary of plan choices of RIA                                              27
How to make contributions                                                   27
Selecting investment options                                                27
Allocating program contributions                                            28

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6. DISTRIBUTIONS                                                            29
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7. OPTIONAL PARTICIPANT RECORDKEEPING SERVICES                              31
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8. CHARGES AND EXPENSES                                                     32
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Charges reflected in the unit values                                        32
Indirect expenses borne by the Funds                                        32
Charges which reduce the number of units                                    32
Participant recordkeeping services charge                                   33
Other billing arrangements                                                  33
Individual annuity charges                                                  33
General information on fees and charges                                     33

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9. TAX INFORMATION                                                          34
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Buying a contract to fund a retirement arrangement                          34
Tax aspects of contributions to a plan                                      34
Tax aspects of distributions from a plan                                    35
Certain rules applicable to plan loans                                      37
Impact of taxes to AXA Equitable                                            38
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           38

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10. MORE INFORMATION                                                        39
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About changes or terminations                                               39
IRS disqualification                                                        39
About the separate accounts                                                 39
About the Trusts                                                            38
About the general account                                                   39
When we pay proceeds                                                        40
When transaction requests are effective                                     40
Voting rights                                                               40
About legal proceedings                                                     40
About our independent public accounting firm                                40
About the trustee                                                           40
Reports we provide and available information                                40
Acceptance and responsibilities                                             41
About registered units                                                      41
Assignment and creditors' claims                                            41
Distribution of the contracts                                               41
Commissions and service fees we pay                                         41

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APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.


                                                  Page
   AXA Equitable                                     5
   business day                                     22
   benefit payment options                          26
   Code                                              7
   contracts                                        27
   contributions                                    27
   CWC                                              32
   current rate                                     21
   disruptive transfer activity                     24
   DOL                                              27
   ERISA                                             7
   exclusive funding employer plan                  27
   Fair valuation                                   23
   financial professional                           41
   Funds                                         cover
   guaranteed interest option                    cover
   IRS                                              32
   investment options                            cover
   market timing                                    25
   Master Retirement Trust                          27
   minimum rate                                     21
   optional participant recordkeeping service       31
   PRS                                               7
   partial funding employer plan                    27
   participant-directed plans                       24
   portfolios                                    cover
   QDRO                                             41
   RIA                                           cover
   SAI                                           cover
   separate accounts                                39
   Trusts                                     cover,39
   trustee-directed plans                           24
   unit                                             22
   unit value                                       22

4  Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $___ billion in assets as of December 31, 2004. For over 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transfers" later in this prospectus).

You can reach us to obtain:

o Participation agreements, or enrollment or other forms used in RIA

o Unit values and other values under your plan

o Any other information or materials that we provide in connection with RIA


INFORMATION ON JOINING RIA

--------------------------------------------------------------------------------
 BY PHONE:
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1-800-967-4560
or
(201) 583-2302
(9 a.m. to 5 p.m. Eastern time)
Fax: (201) 583-2304

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BY REGULAR MAIL:
--------------------------------------------------------------------------------
RIA Service Office
c/o AXA Equitable
200 Plaza Drive, 1st floor
Secaucus, NJ 07094

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BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------
RIA Service Office
c/o AXA Equitable
200 Plaza Drive, 1st floor
Secaucus, NJ 07094

INFORMATION ONCE YOU JOIN RIA

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BY REGULAR MAIL: (CORRESPONDENCE):
--------------------------------------------------------------------------------
AXA Equitable
200 Plaza Drive, 1st floor
Secaucus, NJ 07094

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FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------
AXA Equitable
RIA/EPP
P.O. Box 13503
Newark, NJ 07188

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FOR OVERNIGHT DELIVERY FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------
Bank One, N.A.
Processing Center
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13503
Secaucus, NJ 07094

BY PHONE: 1-800-967-4560 (service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time).

To obtain pre-recorded Fund unit values, call 1-800-967-4560.

No person is authorized by AXA Equitable to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.

6  Who is AXA Equitable?

RIA at a glance -- key features

-----------------------------------------------------------------------------------------------------------------------------------
Employer               RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section
plan                   401(a) of the Internal Revenue Code of 1986, as amended ("Code"). Eligible employer plans include defined
arrangements           benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer
that                   plans generally also must meet the requirements of the Employee Retirement Income Security Act of 1974, as
use the                amended ("ERISA").
RIA contract
                       Employer plan arrangements chose RIA:
                       o As the exclusive funding vehicle for an employer plan. If you chose this option, the annual amount of plan contributions must be at least $10,000.

                       o As a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year were at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. The guaranteed interest option is not available. Also, a partial funding agreement was completed.
-----------------------------------------------------------------------------------------------------------------------------------
RIA features           o 33 investment options. The maximum number of active investment options that may be selected at any time is 25.

                       o Benefit distribution payments.

                       o Optional Participant Recordkeeping Services ("PRS"), which includes participant-level recordkeeping and making benefit payments.

                       o Available for trustee-directed or participant-directed plans.
                       -------------------------------------------------------------------------------------------------------------
                       A participant-directed employer plan, is an employer plan that permits investment direction by plan participants for contribution allocations or transfers among investment options. A trustee-directed employer plan, is an employer plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                       -------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Contributions          o Can be allocated to any one investment option or divided among them.

                       o May be made by check or wire transfer.

                       o Are credited on the day of receipt if accompanied by properly completed forms.
------------------------------------------------------------------------------------------------------------------------------------
Transfers among        o Generally, amounts may be transferred among the investment options.
investment options
                       o There is no charge for transfers and no tax liability.

                       o Transfers to the Alliance Bond Fund and from the guaranteed interest option may be subject to limitations.
------------------------------------------------------------------------------------------------------------------------------------
Professional           The Funds are managed by professional investment advisers.
investment management
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed             The guaranteed interest option pays interest at guaranteed rates and provides guarantees of principal.
options
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations     o On earnings             No tax until you make withdrawals under the plan.
                       o On transfers            No tax on internal transfers among the investment options.
                       -------------------------------------------------------------------------------------------------------------
                       Because you are enrolling in an annuity contract that funds a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information"
                       later in this prospectus.)
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

                                              RIA at a glance -- key features 7


------------------------------------------------------------------------------------------------------------------------------------
Charges and expenses   o Ongoing operations fee assessed against assets invested in investment options including any outstanding loan balance.

                       o Investment management and financial accounting fees and other expenses charged on a Fund-by-Fund basis, as applicable.

                       o No sales charges deducted from contributions, but contingent withdrawal charges may apply for non-benefit distributions.

                       o Charges of the Trusts' portfolios for management fees and other expenses, and 12b-1 fees.

                       o Administrative fee if you purchase an annuity payout option.

                       o Participant recordkeeping (optional) charge per participant annual fee of $25.00.

                       o Loan fee of 1% of loan principal amount at the time the plan loan is made.

                       o Administrative charge for certain Funds of Separate Account No. 66.

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
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Benefit                o Lump sum.
payment
options                o Installments on a time certain or dollar certain basis.

                       o Variety of fixed annuity benefit payout options as available under an employer's plan.
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Additional             o Participant loans (if elected by your employer; some restrictions apply).
features
                       o Quarterly reports showing:

                         o transactions in the investment options during the quarter for the employer plan;

                         o the number of units in the Funds credited to the employer plan; and

                         o the unit values and/or the balances in all of the investment options as of the  end of the quarter.

                       o Automatic confirmation notice to employer/trustee following the processing of an investment option transfer.

                       o Annual and semiannual report of the Funds.
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

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about any of the AXA Equitable annuity contracts.

8 RIA at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when enrolling in, owning, and surrendering the RIA contract. The tables reflect charges that affect plan balances participating in the Funds through the group annuity contract, as well as charges you will bear directly under your contract. The table also shows charges and expenses of the portfolios of each Trust that you will bear indirectly. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase an annuity payout option or take a loan from the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. We deduct no sales loads from plan contributions, and there are no transfer or exchange fees when moving assets among the investment options. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions:
------------------------------------------------------------------------------------------------------------------------------------
Maximum contingent withdrawal charge (as a percentage of Fund assets)(1)                   6%

Administrative fee if you purchase an annuity payout option                                $175

Loan fee (as a percentage of amount withdrawn as loan principal at the time the            1%
loan is made)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from the Funds expressed as an annual percentage of daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual ongoing operations fee (as an annual percentage of daily net              1.25%
Fund assets)(2)

Administrative charge (applies only to certain Funds(3) in Separate Account No. 66)(4)   0.05%

Investment management and accounting fees (applies only to the Pooled Separate           0.50%
Accounts: Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock
Fund and Alliance Mid Cap Growth Fund.)(4)



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct at the end of each month
------------------------------------------------------------------------------------------------------------------------------------
Annual Optional Participant Recordkeeping Services Fee(5)                                $25 per plan participant
------------------------------------------------------------------------------------------------------------------------------------

A proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option of the Trusts to which plan balances are allocated also applies. The table below shows the lowest and highest total operating expenses (as of December 31, 2003) charged by any of the portfolios. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concern- ing each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2004 (expenses that are deducted          Lowest   Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or       -------- --------
other expenses)                                                                         __%      __%

                                                                  Fee table    9

This table shows the fees and expenses for 2004 as an annual percentage of each Portfolio's daily average net assets. [TO BE UPDATED]

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Trust Related Expenses
                      Separate
                      Account
                       Annual                                                    Total Annual    Fee Waivers     Net Total
                      Expense                                                      Expenses        and/or         Annual
                    Administra-                                                     Before         Expense       Expenses
                        tive        Management                        Other        Expense       Reimburse-    After Expense
Portfolio Name    Charge (3)(4)       Fees(6)      12b-1 Fees(7)   Expenses(8)     Limitation      ments(9)      Limitations
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the account value over $1,000,000, except for plans that adopted RIA before February 9, 1986.

(3)  The Funds that have an Administrative charge are:

     EQ/Alliance Growth and Income, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/Alliance Small Cap Growth, EQ/Equity 500 Index, AXA Premier VIP High Yield and EQ/Money Market.

(4) The Fund annual expenses and the Trusts' annual expenses (if applicable) are reflected in the unit value.

(5)  We deduct this fee on a monthly basis at the rate of $2.08 per participant.

(6) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (9) for any expense limitation agreement information.

(7) The Class IB/B shares of each Trust are subject to fees imposed under a distribution plan adopted by each Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(8) The amount shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.

(9) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement.

10 Fee table

AXA Equitable, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2006. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

-------------------------------------------------------------
PORTFOLIO NAME                                [TO BE UPDATED]
-------------------------------------------------------------

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EXAMPLES

These examples are intended to help you compare the cost of investing in the RIA(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The examples below show the expenses (which expenses, including the Optional Participants Recordkeeping Services fee, are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. For purposes of the two sets of examples below, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans in the RIA annuity contract other than corporate plans, resulting in an estimated ongoing operations fee of $__ per $10,000 or $__ per $1,000, as applicable. The examples reflect the $25 annual charge for the Optional Participant Recordkeeping Services.

We assume there is no waiver of the withdrawal charge and that no loan has been taken. The charges used in the examples are the maximum expenses rather than the lower current expenses. The guaranteed interest option is not covered by the fee table and examples. However, the ongoing operations fee, the withdrawal charge, the loan fee, the Optional Participant Recordkeeping Services fee, and the administrative fee if you purchase an annuity payout option do apply to amounts in the guaranteed interest option. These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                                                                    Fee table 11

Separate Account No. 66 example:

This example assumes that you invest $10,000 in variable investment Funds of Separate Account No. 66 under the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the available portfolios of each Trust. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

12 Fee table

[TO BE UPDATED]

------------------------------------------------------------------------------------------------------------------------------------
      If you surrender your contract at the end      If you annuitize at the end of the     If you do not surrender your contract at
           of the applicable time period                   applicable time period           at the end of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
      1 year   3 years   5 years   10 years      1 year    3 years    5 years    10 years    1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                                                    Fee table 13

Pooled separate account examples:

These examples assume that you invest $1,000* in the variable investment Funds of the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                [TO BE UPDATED]


------------------------------------------------------------------------------------------------------------------------------------
      If you surrender your contract at the end      If you annuitize at the end of the     If you do not surrender your contract at
           of the applicable time period                   applicable time period           at the end of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
      1 year   3 years   5 years   10 years      1 year    3 years    5 years    10 years    1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------


* Assuming an annuity payout option could be issued. Generally, the minimum amount that can be used to purchase any type of annuity is $3,500 (see "Access to your plan balances").


CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2004.


FINANCIAL STATEMENTS OF THE FUNDS

Each of the Funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of each Trust are included in the SAI for each Trust.


14 Fee table

1. RIA features and benefits

--------------------------------------------------------------------------------

INVESTMENT OPTIONS
We offer 33 investment options under RIA, including the Funds and the guaranteed interest option. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.

You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.


THE ALLIANCE BOND FUND

OBJECTIVE

The Alliance Bond Fund (Separate Account No. 13) is available only to employer plans that signed an agreement to invest monies through the RIA annuity contract in the Alliance Bond Fund before June 1, 1994. The Alliance Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The Alliance Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments.

INVESTMENT STRATEGIES

The Alliance Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); corporate debt securities; mortgage pass-through securities; collateralized mortgage obligations; asset-backed securities; zero coupon bonds; and equipment trust certificates. The Fund may also purchase 144A restricted securities. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P or Moody's are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.

The weighted average duration of the Fund's total portfolio is expected to be close to that of the Lehman Intermediate Government/Credit Index. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity (except in the case of a zero coupon security). In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the Alliance Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.

Additionally, the Alliance Bond Fund also may invest in high-quality money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments. For temporary or defensive purposes, the Alliance Bond Fund also may invest in money market securities without limitation.

Finally, the Alliance Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The Alliance Bond Fund also may purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this Prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Bond Fund specifically.

THE ALLIANCE BALANCED FUND

OBJECTIVES

The Alliance Balanced Fund (Separate Account No. 10) seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES

The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested


                                                   RIA features and benefits  15
between 43% and 86% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

The Fund's investment in non-money market debt securities consists primarily of
(a) publicly traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed-income securities, including, but not limited to, sovereign debt, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by S&P or Baa or higher by Moody's or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains on debt securities when such actions are considered advantageous in light of existing market conditions.

The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) in foreign securities without substantial business in the United States; (c) in repurchase agreements; and (d) in money market securities. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.

Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Balanced Fund specifically.

THE ALLIANCE COMMON STOCK FUND

OBJECTIVE

The Alliance Common Stock Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy -- and those of other leading industrialized countries -- over a long period. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES

The Alliance Common Stock Fund (Separate Account No. 4) invests primarily in common stock. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment when made causes more than 10% of the Fund's assets to be invested in the securities of one issuer.

The Alliance Common Stock Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States).

The Alliance Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Common Stock Fund specifically.

THE ALLIANCE MID CAP GROWTH FUND


OBJECTIVE

The Alliance Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

INVESTMENT STRATEGIES

The Alliance Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection, and implementing a "bottom up" stock selection approach, looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is fully invested.

16  RIA features and benefits

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this Prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Mid Cap Growth Fund specifically. Note, however, that due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Bond, Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

INVESTMENT MANAGER OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS

We manage the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the majority-owners of Alliance, a limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940, as amended.

Alliance acts as investment adviser to various separate accounts and general accounts of AXA Equitable and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the portfolios:
[placeholder] for the Alliance Bond Fund; [placeholder] for the Alliance Balanced Fund; [placeholder] for the Alliance Common Stock Fund; and [placeholder] for the Alliance Mid Cap Growth Fund. [Include business experience for each portfolio manager for the past 5 years]. The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities of the Funds.

As of December 31, 2004 Alliance had total assets under management of approximately $___ billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

A description of the policies and procedures with respect to disclosure of the portfolio securities of the Alliance Bond Fund, the Alliance Balanced Fund, the Alliance Common Stock Fund and the Alliance Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 15 days after the month end free of charge by calling (212) 969-2419.


FUNDS INVESTING IN THE TRUSTS

The Funds of Separate Account No. 66 invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.

                                                   RIA features and benefits  17

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as Retirement Investment Account variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


                                 [TO BE UPDATED]

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                        Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD       Seeks high total return through a combination     o Alliance Capital Management L.P.
                                 of current income and capital appreciation.       o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                o Firsthand Capital Management, Inc.
                                                                                   o RCM Capital Management LLC
                                                                                   o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                        Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.             o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
                                 with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                       o Alliance Capital Management L.P.,
                                                                                     through its Bernstein Investment Research
                                                                                     and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.             o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                         and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.           o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.     o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.     o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.             o Morgan Stanley Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that         o Alliance Capital Management L.P.
                                 approximates the total return performance
                                 of the S&P 500 Index, including reinvestment of
                                 dividends, at a risk level consistent with
                                 that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------


18 RIA features and benefits

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                        Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA          Seeks long-term capital growth.                        o Evergreen Investment Management
                                                                                     Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP               Seeks long-term growth of capital.                     o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE   Seeks long-term capital appreciation.                  o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH   Seeks long-term growth of capital.                     o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE   Seeks capital appreciation.                            o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS            Seeks long-term growth of capital.                     o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE      Seeks capital appreciation and secondarily, income.    o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL    Seeks capital appreciation.                            o Merrill Lynch Investment Managers Interna-
 VALUE                                                                               tional Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.             o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with secondary       o MFS Investment Management
                            objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income,        o Alliance Capital Management L.P.
                            preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME   Seeks capital growth. Current income is a secondary    o Putnam Investment Management, LLC
 VALUE                      objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER           Seeks long-term growth of capital and any increased    o Putnam Investment Management, LLC
                            income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY               Seeks to achieve long-term growth of capital.          o Firsthand Capital Management, Inc.
                                                                                   o RCM Capital Management LLC
                                                                                   o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.

                                                    RIA features and benefits 19

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. Both the financial and market risks of an investment in the Alliance Bond Fund are expected to be less than those for the Alliance Common Stock, Alliance Balanced and Alliance Mid Cap Growth Funds.

The risk factors associated with an investment in the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectus for each Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.

RISK FACTORS -- ALLIANCE BOND, ALLIANCE COMMON STOCK, ALLIANCE MID CAP GROWTH AND ALLIANCE BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES.
The Alliance Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The Alliance Common Stock and Alliance Balanced Funds may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium- sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Bond, the Alliance Balanced and the Alliance Common Stock Funds -- and, therefore, the value of each of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the Alliance Bond Fund, while an increase in prevailing interest rates usually reduces the value of the Alliance Bond Fund's holdings. As a result, interest rate fluctuations will affect the value of Alliance Bond Fund units, but will not affect the income received from the Fund's current portfolio holdings. Moreover, convertible securities, which may be in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Common Stock, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Balanced and the Alliance Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the Alliance Common Stock Fund, Alliance Mid Cap Growth Fund or the Alliance Balanced Fund.

INVESTMENT CONCENTRATION. Concentrating the Alliance Common Stock Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2004, the Fund held __% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.

20  RIA features and benefits

RISKS OF INVESTMENT STRATEGIES. Due to the Alliance Mid Cap Growth Fund's aggressive investment policies, this Fund provides greater growth potential and greater risk than the Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of it's assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.

CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of each Trust without the approval of shareholders. See "Voting rights" under "More information" later in this prospectus.

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.

CURRENT AND MINIMUM INTEREST RATES

Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. Except as stated below, the minimum interest rates will never be lower than 4%. If the employer plan's contract permits investment in the Alliance Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest option. See "Special rules applicable to the Alliance Bond Fund" later in this prospectus, for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest option without regard to any previously declared minimum rate.

The current interest rate for 2005 and the minimum interest rates for 2006 and 2007 guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2006 and the minimum rates effective for calendar year 2008 will be declared in December 2005.

CLASSES OF EMPLOYER PLANS

We assigned an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan was assigned depended on the date the plan was adopted.

REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:

o on the date of the allocation, the aggregate amount held in the Alliance Bond Fund with respect to all employer plans comprising AXA Equitable's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;

o on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

o prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate for plans permitted to invest in the Alliance Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.

                                                   RIA features and benefits  21

2. How we value your account value

--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.



FOR THE GUARANTEED INTEREST OPTION. The value of any investment in the guaranteed interest option is, at any time, the total contributions allocated to the guaranteed interest option, plus the interest earned, less (i) withdrawals to make employer plan benefit payments, (ii) withdrawals to make other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.



HOW WE DETERMINE THE UNIT VALUE

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of busi ness on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

Prior to June 1, 1994, for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

For a Fund of Separate Account No. 66, the unit value for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:

                                      (a)
                                      --- -c
                                      (b)

where:

(a) is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other expenses of each Trust.

(b) is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.


HOW WE VALUE THE ASSETS OF THE FUNDS

The assets of the Alliance Bond, Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are valued as follows:

o Common stocks listed on national securities exchanges or traded on the NASDAQ national market system are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

o Foreign securities (other than those traded directly or in ADR form in the United States) are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.


22  How we value your account value

o United States Treasury securities and other obligations issued or o guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

o Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.

FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectus for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.


                                             How we value your account value  23

3. Transfers

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest option during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").

PARTICIPANT-DIRECTED PLANS. Under these plans, the contract owner has instructed us to accept the plan trustee's allocations that are in accordance with the plan participants' directions. If the employer elects to fund the employer plan with the guaranteed interest option and the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds, during any transfer period, the following limitations apply:

For plans electing the optional participant recordkeeping services ("PRS"), the maximum amount that may be transferred by the trustee on behalf of a participant from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the participant had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts transferred out of the guaranteed interest option during the prior calendar year on the participant's behalf. Generally, this means that new participants will not be able to direct the trustee to transfer amounts out of the guaranteed interest option during the first calendar year of their participation under the contract.

If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may direct the trustee to transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest option.

For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest option during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this Prospectus.

If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.

From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.

If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.

SPECIAL RULES APPLICABLE TO THE ALLIANCE BOND FUND

The Alliance Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made Funds of Separate Account No. 66 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds held in Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions described above.

TRANSFERS TO THE ALLIANCE BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the Alliance Bond Fund any amount (in whole percentages) arising from participant-directed contributions. We will process requests to transfer amounts to the Alliance Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest option is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA service office at 1-800-967-4560.

If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.

TRANSFERS FROM THE ALLIANCE BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the Alliance Bond Fund to one or more investment options.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals


24  Transfers
engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the Funds and/or the underlying portfolios. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners.


If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.


For Funds with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, we currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows of such accounts on a daily basis. To the extent the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable would respond to their concerns and would seek to deter such activity. If such activity is determined to be disruptive, we may implement similar procedures as described above to restrict the activity. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity, as well as change our procedures to restrict this activity.


Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services.

                                                                   Transfers  25

4. Access to your account value

--------------------------------------------------------------------------------

PARTICIPANT LOANS

Contract withdrawals to make participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information" later in this prospectus.

Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest option. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest option. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances attributable to the plan participant in all the investment options. An employer plan may impose additional conditions or restrictions on loan transactions. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made.

CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

o purchase of one of our annuities;

o lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

o life annuity;

o life annuity - period certain;

o life annuity - refund certain;

o period certain annuity; and

o qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

Requests for cash distributions must be made to us on an aggregate basis opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping services" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information" later in this prospectus.

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information" later in this prospectus.

RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.

26  Access to your account value

5. RIA

--------------------------------------------------------------------------------

This section explains RIA in further detail. It is intended for employers who use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.

RIA consists of two group annuity contracts ("contracts") issued by AXA Equitable, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $213.1 million in assets as of December 31, 2003.

Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" earlier in this prospectus.

SUMMARY OF PLAN CHOICES OF RIA

RIA is used:

o as the exclusive funding vehicle for the assets of an employer plan. Under this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

o as a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest option with a partial funding employer plan. A partial funding agreement with us was required to use this partial funding employer plan.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us. We reserve the right to impose higher annual minimums for certain plans. We will give you advance notice of any such changes.

You have the choice of using RIA with two types of plans. You may use RIA for:

o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

Making the right choices for your plan depends on your own set of circumstances. We recommend that you review all contracts and trust, participation and related agreements with your legal and tax counsel.

HOW TO MAKE CONTRIBUTIONS

REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "Information once you join RIA" earlier in this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. Third-party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.

There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information" later in this prospectus.

To make a rollover or transfer to an existing RIA Plan, funds must be in cash. Therefore, any assets accumulated under another existing plan will have to be liquidated for cash.

SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:

o select the EQ/Money Market Fund if you select any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds; or

o select the guaranteed interest option if you do not select any of the EQ/Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, AXA Premier VIP High Yield or EQ/Alliance Small Cap Growth Funds.

                                                                         RIA  27

If you select any of the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds and the guaranteed interest option, certain restrictions will apply to transfers out of the guaranteed interest option. The Alliance Bond Fund is available only to employer plans that signed an agreement to participate in that Fund through the RIA annuity contract prior to June 1, 1994, and, as described above, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions.


ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.

28  RIA

6. Distributions

--------------------------------------------------------------------------------

Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.

Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. The participant should discuss his or her options with a qualified financial advisor. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information" later in this prospectus.

AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of each Trust, as applicable. See "When we pay proceeds" later in this prospectus.

AMOUNTS IN THE GUARANTEED INTEREST OPTION. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest option, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest option. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.

                                                               Distributions  29

                   ILLUSTRATION OF DEFERRED PAYOUT PROVISION

Transaction Date                        End of Year 1                    End of Year 2
-------------------------------------------------------------------------------------------------------------
 guaranteed interest option                 Balance 1                        Balance 2
 Plan Assets                                + Interest                       + Interest
- Withdrawal Charge                         - Operations Fee                 - Operations Fee
------------------------------------------- -------------------------------- --------------------------------
Distribution Amount 1                       Distribution Amount 2            Distribution Amount 3
Dist. Amt. 1       = 1st Payment            Dist. Amt. 2     = 2nd Payment   Dist. Amt. 3     = 3rd Payment
-------------------                         ----------------                 ----------------
        6                                          5                                4
Dist. Amount 1                              Dist. Amount 2                   Dist. Amount 3
- 1st Payment                               - 2nd Payment                    - 3rd Payment
-------------------                         ---------------                  ----------------
     Balance 1   __\                          Balance      __\               Balance        __\
                   /                                         /                                /


Transaction Date                       End of Year 3                    End of Year 4           End of Year 5
---------------------------------------------------------------------------------------------------------------
 guaranteed interest option   Balance 3                        Balance 4                       Balance 5
 Plan Assets                  + Interest                       + Interest                      + Interest
- Withdrawal Charge           - Operations Fee                 - Operations Fee                - Operations Fee
---------------------------   -------------------------------- ------------------------------- ----------------
Distribution Amount 1         Distribution Amount 4            Distribution Amount 5           Final
Dist. Amt. 1                  Dist. Amt. 4     = 4th Payment   Dist. Amt. 5     = 5th Payment  Distribution
---------------------------   ----------------                 ----------------
        6                            3                                2
Dist. Amount 1                Dist. Amount 4                   Dist. Amount 5
- 1st Payment                 - 4th Payment                    - 5th Payment
---------------------------   ----------------                 ----------------
     Balance 1   __\                 Balance  __\                 Balance     __\
                   /                            /                               /

30 Distributions

7. Optional participant recordkeeping services

--------------------------------------------------------------------------------

SERVICES PROVIDED. If you elected the PRS program, we:
o establish an individual participant account for each participant covered by your plan based on data you provide;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

o provide to you individual participant's reports reflecting the activity in the individual participant's proportionate interest in the plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

You are responsible for providing AXA Equitable with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

INVESTMENT OPTIONS. You must include the guaranteed interest option in the investment options if you select PRS.

FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days' notice to the employer. See "Charges and expenses" later in this Prospectus.

ENROLLMENT. Enrollment of your plan in PRS is no longer available.

                                 Optional participant recordkeeping services  31

8. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:
(1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest option.

We make no deduction from your contributions for sales expenses.

CHARGES REFLECTED IN THE UNIT VALUES

INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds.

ADMINISTRATIVE CHARGE FOR CERTAIN OF THE FUNDS OF SEPARATE ACCOUNT NO. 66

We make a daily charge at an annual rate of 0.05% of the assets invested in certain of the Funds of Separate Account No. 66 as indicated under the "Fee Table" earlier in this prospectus. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.

INDIRECT EXPENSES BORNE BY THE FUNDS

ANNUAL EXPENSES OF THE TRUSTS. The Funds that invest in portfolios of the Trusts are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectuses for the Trusts.

CHARGES WHICH REDUCE THE NUMBER OF UNITS

CONTINGENT WITHDRAWAL CHARGE

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of AXA Equitable agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.

--------------------------------------------------------------------------------
    Withdrawal in
 Participation Years      Contingent Withdrawal Charge
--------------------------------------------------------------------------------
        1 or 2             6% of Amount Withdrawn
        3 or 4                       5%
        5 or 6                       4%
        7 or 8                       3%
          9                          2%
     10 and later                    0%
--------------------------------------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1. as the result of the retirement, death or disability of a participant;

2. as the result of a participant's separation from service as defined under
   Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4. as a minimum distribution pursuant to Section 401(a)(9) of the Code;

5. as a hardship withdrawal pursuant to Section 401(k) of the Code;


6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

32  Charges and expenses

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

Prior to any withdrawal from RIA for benefit distribution purposes, AXA Equitable reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.

ONGOING OPERATIONS FEE

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Additional information about RIA."

--------------------------------------------------------------------------------
      Combined balance            Monthly
    of investment options          Rate
--------------------------------------------------------------------------------
    First $  150,000           1/12 of 1.25%
    Next  $  350,000           1/12 of 1.00%
    Next  $  500,000           1/12 of 0.75%
    Over  $1,000,000           1/12 of 0.50%
--------------------------------------------------------------------------------

The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.

PARTICIPANT RECORDKEEPING SERVICES CHARGE

The PRS is an optional service. If you elected this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the balances attributable to each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.

LOAN FEE

We charge a loan fee in an amount equal to 1% of the amount withdrawn as loan principal on the date the plan loan is made.

OTHER BILLING ARRANGEMENTS

The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between AXA Equitable and the employer.

INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES. We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1% (1% in Puerto Rico).

GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.

                                                        Charges and expenses  33

9. Tax information

--------------------------------------------------------------------------------

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with retirement plans qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, one should consider the annuity's features and benefits, such as the selection of investment funds and guaranteed interest option and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you select.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Qualified plans established by partnerships and sole proprietorships are frequently referred to as "Keogh" plans. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See

34  Tax information
your tax adviser for more information. Violation of contribution limits may result in disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax. There are special rules for corporate plans and Keogh plans which are top heavy plans (i.e., more than 60% of the contributions or benefits are allocated to certain highly compensated employees otherwise known as key employees).

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $42,000 or 100% of the compensation or earned income for each participant. In 2005, the employer may not consider compensation in excess of $210,000 in calculating contributions or benefits to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.

The deductible limits for corporate plans and Keogh plans which are defined benefit plans are based on the minimum funding standard determined by the plan actuary each year. No participant can receive a benefit which exceeds the lesser of (i) $170,000 or (ii) 100% of the participant's average compensation for the consecutive three-year period which results in the highest such average, or other applicable plan limit. The $170,000 limit is actuarially reduced for participants retiring prior to the social security retirement age and actuarially increased for participants retiring after the social security retirement age.

A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 591/2, (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.

A participant cannot elect to defer annually more than $14,000 in 2005 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.


Effective January 1, 2005, employees who are at least age 50 at any time during the calendar year 2005 can make an additional $4,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee after-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $95,000 for the prior year. (If desired the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the plan to meet specified contribution, vesting and exclusive plan requirements.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on salary deferral and the above contributions.

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the value of an employer plan among the Funds.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of after-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" below.

INCOME TAXATION OF WITHDRAWALS

The amount of any partial distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of after-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all after-tax contributions made prior to January 1,

                                                             Tax information  35

1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed below in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable distribution.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, the distribution may be eligible for favorable ten year averaging and long-term capital gain treatment.

ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under section 457 of the Code, or rolled over to another plan or IRA within 60 days of receipt by the individual. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly, however, are subject to 20% mandatory withholding. See "Federal income tax withholding" below.

Most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments made (not less frequently than annually);

   (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

   (b) for a specified period of ten years or more.

o hardship withdrawals;

o any distribution to the extent it is a required distribution under Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 591/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:

(a) distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c) distributions due to separation from active service after age 55 and

(d) distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the "Eligible rollover distributions" above.

With respect to distributions that are not eligible rollover distributions, federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

36  Tax information

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described below under "Eligible rollover distributions" above). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 701/2 (or retires from the employer sponsoring the plan if later). Five percent owners of qualified plans must commence distribution after age 701/2 even if they are still working.

Distributions can generally be made:

(1) in a lump sum payment;

(2) over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4) over a period not extending beyond the life expectancy of the participant;
    or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 701/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

Certain provisions of Treasury Regulations will require, beginning in 2006, that the actual present value of annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amounts required to be distributed from these contracts. Please consult your tax adviser concerning applicability of these complex rules to your situation.

SPOUSAL REQUIREMENTS

In the case of many qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the loan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986 the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply,

                                                             Tax information  37
   and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the DOL, loans are not available (i) in a Keogh (non-corporate plan to an owner-employee or a partner who owns more than 10% of a partnership, or (ii) to 5% shareholders in an S corporation.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" earlier in this Prospectus.

The loan requirements and provisions of RIA shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in AXA Equitable being taxed, then AXA Equitable may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The RIA Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).

38  Tax information

10. More information

--------------------------------------------------------------------------------

ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between AXA Equitable and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to AXA Equitable in connection with the employer plan's participation in RIA.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest option, less any applicable charges and fees and outstanding loan balances.

IRS DISQUALIFICATION

If your plan is found not to qualify under the Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.

ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We established the Alliance Bond Fund in 1981, Alliance Common Stock and Alliance Mid Cap Growth Funds in 1969, and Alliance Balanced Fund in 1979. We established Separate Account No. 66, which holds the other Funds offered under the contract, in 1997.

Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940, as amended ("1940 Act"). The Trusts' shares are purchased by Separate Account No. 66.

ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to class 1B/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), nor is the general account an investment company under the Investment Company Act of 1940 Act. We have been advised that the staff of the SEC

                                                            More information  39
has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

WHEN WE PAY PROCEEDS

Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.

WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.

VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the guaranteed interest option. We do, however, have the right to vote shares of the Trusts held by the Funds.

If a Trust holds a meeting of shareholders, we will vote shares of the portfolios of the Trusts allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.

ABOUT OUR INDEPENDENT PUBLIC ACCOUNTING FIRM

The financial statements listed below and incorporated in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent public accounting firm, given on the authority of said firm as experts in auditing and accounting.

o The financial statements for Separate Account Nos. 13,10, 4, 3 and 66 as of December 31, 2004 and for each of the two years in the period then ended.

o The financial statements for AXA Equitable as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004.

ABOUT THE TRUSTEE

As trustee, JP Morgan Chase Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.

REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Web site at www.sec.gov.

40  More information

ACCEPTANCE AND RESPONSIBILITIES

The employer or plan sponsor, as the case may be, was solely responsible for determining whether RIA is a suitable funding vehicle and entered into a participation or installation agreement with us.

Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than AXA Equitable's. We are not liable to any employer, trustee or employer plan for any damages arising from or in connection with any plan administration services performed or agreed to be performed by a financial professional.

ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.

ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a QDRO as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.

DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), an affiliate of AXA Equitable, is the distributor of the contracts and has responsibility for marketing and service functions of the contracts. AXA Advisors is registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc. The principal business address of AXA Advisors is 1290 Avenue of the Americas, New York, New York 10104. AXA Advisors also acts as distributor for other AXA Equitable annuity products.


As of July 9, 2003 the RIA contract is no longer offered as a funding vehicle to new employer plans; however, we continue to support existing RIA contracts, and new participants may continue to be enrolled under existing RIA plans.

The contracts are serviced by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable. The offering of units of interest under the contracts is intended to be continuous.

We pay broker-dealer sales compensation that will generally not exceed 16.0% of first year contributions and 6.0% of the contributions made under the contracts in subsequent years. AXA Advisors, in turn, will pay the financial professional a portion of the contribution-based compensation.

AXA Equitable and/or AXA Advisors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

Similarly, in an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or more compensation for the sale of an AXA Equitable variable product than it would for the sale of another product. Such practice is known as providing differential compensation. Other forms of compensation financial professionals may receive include health and retirement benefits, credits towards stock options awards and rewards for sales incentive campaigns. In addition, managerial personnel may receive expense reimbursements, marketing allowances and so called "overrides." In part for tax reasons, AXA Advisors financial professionals and managerial personnel qualify for health and retirement benefits based on their sales of our variable products.

These payments and differential compensation (together,"payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the recipient to show preference in recommending the purchase or sale of our products. However, under applicable rules of the National Association of Securities Dealers, Inc., AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, payments made will not result in any separate charge to you under your contract.

COMMISSIONS AND SERVICE FEES WE PAY


Financial professionals who assisted in establishing employer plans in RIA and who are providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us as stated above. Such commissions and fees are not in addition to the fees and charges we describe in "Charges and expenses" earlier in this Prospectus. Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us.


                                                            More information  41

While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

CERTAIN RETIREMENT PLANS THAT USE RIA MAY ALLOW EMPLOYER PLAN ASSETS TO BE USED IN PART TO BUY LIFE INSURANCE POLICIES RATHER THAN APPLYING ALL OF THE CONTRIBUTIONS TO RIA. Financial professionals will receive commissions on any such AXA Equitable insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.

42  More information

Appendix: Condensed financial information

--------------------------------------------------------------------------------

[TO BE UPDATED]

These selected per unit data and ratios for the years ended December 31, 2004 through 1995 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent public accounting firm, in their reports included in the SAI. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.

SEPARATE ACCOUNT NO. 13 -- POOLED (ALLIANCE BOND FUND) OF
AXA EQUITABLE LIFE INSURANCE COMPANY

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
         PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTES E AND F)

------------------------------------------------------------------------------------------------------------------------------------
                                                              Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                       2004      2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Income                        $  2.64    $  2.99    $  3.88    $  3.77    $  3.27    $  3.25    $  3.29    $  3.09    $  3.07
Expenses (Note B)               (0.39)     (0.36)     (0.34)     (0.29)     (0.28)     (0.28)     (0.25)     (0.25)     (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                         2.25       2.63       3.54       3.48       2.99       2.97       3.04       2.84       2.84
Net realized and
  unrealized
  gain (loss) on
  investments
  (Note C)                       1.04       1.43       2.16       2.47      (3.20)      1.35       0.79      (1.49)      3.72
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) in
  unit value                     3.29       4.06       5.70       5.95      (0.21)      4.32       3.83       1.35       6.56
Alliance Bond
  Fund unit
  value (Note A):
Beginning of
  Period                        73.91      69.85      64.15      58.20      58.41      54.09      50.26      48.91      42.35
------------------------------------------------------------------------------------------------------------------------------------
End of Period                 $ 77.20    $ 73.91    $ 69.85    $ 64.15    $ 58.20    $ 58.41    $ 54.09    $ 50.26    $ 48.91
====================================================================================================================================
Ratio of expenses
  to average net
  assets (Note B)                0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%
Ratio of net
  investment
  income to
  average net
  assets                         2.97%      3.75%      5.28%      5.81%      5.13%      5.26%      5.89%      5.81%      6.17%
Number of units
  outstanding at
  end of period                     0          0          0          0        264      3,003      2,021      2,698      2,392
Portfolio turnover
  rate (Note D)                   427%       458%       212%       337%        88%       133%       188%       137%       288%
====================================================================================================================================

See Notes following tables.

                                   Appendix: Condensed financial information I-1

SEPARATE ACCOUNT NO. 10 -- POOLED (ALLIANCE BALANCED FUND) OF
AXA EQUITABLE LIFE INSURANCE COMPANY


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)


--------------------------------------------------------------------------------
                                           Year Ended December 31,
--------------------------------------------------------------------------------
                             2004      2003        2002        2001        2000
--------------------------------------------------------------------------------
  Income                            $   3.38    $   4.23    $   5.32    $   5.89
  Expenses
   (Note B)                            (0.76)      (0.73)      (0.79)      (0.84)
--------------------------------------------------------------------------------
  Net investment
   income                               2.62        3.50        4.53        5.05
  Net realized and unre-
   alized gain (loss)
   on investments
   (Note C)                            21.84      (16.02)     (11.65)      (8.98)
--------------------------------------------------------------------------------
  Net increase
   (decrease) in unit
   value                               24.46      (12.52)      (7.12)      (3.93)
  Alliance Balanced
   Fund unit value
   (Note A):
  Beginning of Period                 141.24      153.76      160.88      164.81
--------------------------------------------------------------------------------
  End of Period                       165.70    $ 141.24    $ 153.76    $ 160.88
================================================================================
  Ratio of expenses to
   average net assets
   (Note B)                             0.50%       0.50%       0.50%       0.50%
  Ratio of net invest-
   ment income to
   average net assets                   1.74%       2.39%       2.93%       3.06%
  Number of units out-
   standing at end of
   period                              7,314       8,071       6,834       9,759
  Portfolio turnover rate
   (Note D)                              339%        288%        168%        145%
================================================================================

----------------------------------------------------------------------------------
                                            Year Ended December 31,
----------------------------------------------------------------------------------
                               1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------
  Income                    $   5.05    $   4.80    $   4.41    $   3.60    $  3.18
  Expenses
   (Note B)                    (0.76)      (0.66)      (0.56)      (0.50)     (0.43)
-----------------------------------------------------------------------------------
  Net investment
   income                       4.29        4.14        3.85        3.10       2.75
  Net realized and unre-
   alized gain (loss)
   on investments
   (Note C)                    17.51       19.07       10.33        7.66      13.34
-----------------------------------------------------------------------------------
  Net increase
   (decrease) in unit
   value                       21.80       23.21       14.18       10.76      16.09
  Alliance Balanced
   Fund unit value
   (Note A):
  Beginning of Period         143.01      119.80      105.62       94.86      78.77
-----------------------------------------------------------------------------------
  End of Period             $ 164.81    $ 143.01    $ 119.80    $ 105.62    $ 94.86
===================================================================================
  Ratio of expenses to
   average net assets
   (Note B)                     0.50%       0.50%       0.50%       0.50%      0.50%
  Ratio of net invest-
   ment income to
   average net assets           2.88%       3.19%       3.42%       3.13%      3.19%
  Number of units out-
   standing at end of
   period                     11,870      29,340      38,304      52,080     73,979
  Portfolio turnover rate
   (Note D)                       95%         89%        165%        177%       170%
===================================================================================

See Notes following tables.

I-II Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 4 -- POOLED (ALLIANCE COMMON STOCK FUND) OF
AXA EQUITABLE LIFE INSURANCE COMPANY

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)

--------------------------------------------------------------------------------
                                         Year Ended December 31,
--------------------------------------------------------------------------------
                           2004      2003          2002           2001
--------------------------------------------------------------------------------
  Income                             $    2.37     $     2.07     $     3.00
  Expenses
   (Note B)                              (2.55)         (2.58)         (3.29)
--------------------------------------------------------------------------------
  Net investment
   income (loss)                         (0.18)         (0.51)         (0.29)
  Net realized and unre-
   alized gain (loss)
   on investments
   (Note C)                             159.26        (167.15)       (137.35)
--------------------------------------------------------------------------------
  Net increase
   (decrease) in unit
   value                                159.08        (167.66)       (137.64)
  Alliance Common
   Stock Fund unit
   value
   (Note A):
  Beginning of Period                   443.82         611.48         749.12
--------------------------------------------------------------------------------
  End of Period                         602.90     $   443.82     $   611.48
================================================================================
  Ratio of expenses to
   average net assets
   (Note B)                               0.50%          0.50%          0.50%
  Ratio of net invest-
   ment income (loss)
   to average net
   assets                                (0.03)%        (0.10)%        (0.04)%
  Number of units out-
   standing at end of
   period                                3,370          4,305          5,420
  Portfolio turnover rate
   (Note D)                                 51%            39%           132%
================================================================================

----------------------------------------------------------------------------------------------------
                                                    Year Ended December 31,
----------------------------------------------------------------------------------------------------
                                 2000         1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------
  Income                     $     3.61     $   4.02   $   3.57    $   3.39    $   2.99    $   3.98
  Expenses
   (Note B)                       (4.02)       (3.74)     (3.38)      (3.11)      (2.51)      (2.03)
--------------------------------------------------------------------------------------------------
  Net investment
   income (loss)                  (0.41)        0.28       0.19        0.28        0.48        1.95
  Net realized and unre-
   alized gain (loss)
   on investments
   (Note C)                     (149.19)      233.22      (8.53)     144.74       80.65      108.54
---------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in unit
   value                        (149.60)      233.50      (8.34)     145.02       81.13      110.49
  Alliance Common
   Stock Fund unit
   value
   (Note A):
  Beginning of Period            898.72       665.22     683.56      538.54      457.41      346.92
---------------------------------------------------------------------------------------------------
  End of Period              $   749.12     $ 898.72   $ 665.22    $ 683.56    $ 538.54    $ 457.41
===================================================================================================
  Ratio of expenses to
   average net assets
   (Note B)                        0.50%        0.50%      0.50%       0.50%       0.50%       0.50%
  Ratio of net invest-
   ment income (loss)
   to average net
   assets                         (0.05)%       0.04%      0.03%       0.05%       0.10%       0.49%
  Number of units out-
   standing at end of
   period                         7,195       10,056     17,216      21,142      24,332      25,937
  Portfolio turnover rate
   (Note D)                          48%          72%        71%         62%        105%        108%
====================================================================================================

See Notes following tables.

                                 Appendix: Condensed financial information I-III

SEPARATE ACCOUNT NO. 3 -- POOLED (ALLIANCE MID CAP GROWTH FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)

--------------------------------------------------------------------
                                 Year Ended December 31,
--------------------------------------------------------------------
                      2004       2003          2002          2001
--------------------------------------------------------------------
  Income                      $    0.42     $    0.36     $    0.80
  Expenses
   (Note B)                       (0.78)        (0.69)        (0.89)
---------------------------------------------------------------------
  Net investment
   income(loss)                   (0.36)        (0.33)        (0.09)
  Net realized
   and unreal-
   ized gain
   (loss) on
   investments
   (Note C)                       82.82        (49.92)       (36.98)
---------------------------------------------------------------------
  Net increase
   (decrease)
   in unit value                  82.46        (50.25)       (37.07)
  Alliance Mid
   Cap Growth
   Fund unit
   value(Note A):
  Beginning of
   Period                        120.44        170.69        207.76
--------------------------------------------------------------------
  End of Period               $  202.90     $  120.44     $  170.69
====================================================================
  Ratio of
   expenses to
   average net
   assets
   (Note B)                        0.50%         0.50%         0.50%
  Ratio of net
   investment
   income
   (loss) to
   average net
   assets                         (0.23)%       (0.24)%       (0.05)%
  Number of units
   outstanding
   at end of
   period                         4,858         4,909         5,338
  Portfolio turn-
   over rate
   (Note D)                         113%          161%          200%
======================================================================

-------------------------------------------------------------------------------------------
                                            Year Ended December 31,
-------------------------------------------------------------------------------------------
                        2000        1999        1998         1997         1996        1995
-------------------------------------------------------------------------------------------
  Income             $   1.70    $   1.61    $   1.42     $    1.08    $   1.33    $   0.98
  Expenses
   (Note B)             (1.15)      (1.06)      (1.13)        (1.13)      (0.98)      (0.75)
--------------------------------------------------------------------------------------------
  Net investment
   income (loss)         0.55        0.55        0.29         (0.05)       0.35        0.23
  Net realized
   and unreal-
   ized gain
   (loss) on
   investments
   (Note C)            (31.20)      34.80      (31.58)        25.34       38.04       40.49
--------------------------------------------------------------------------------------------
  Net increase
   (decrease)
   in unit value       (30.65)      35.35      (31.29)        25.29       38.39       40.72
  Alliance Mid
   Cap Growth
   Fund unit
   value
   (Note A):
  Beginning of
   Period              238.41      203.06      234.35        209.06      170.67      129.95
--------------------------------------------------------------------------------------------
  End of Period      $ 207.76    $ 238.41    $ 203.06      $ 234.35    $ 209.06    $ 170.67
============================================================================================
  Ratio of
   expenses to
   average net
   assets
   (Note B)              0.50%       0.50%       0.50%         0.50%       0.50%       0.50%
  Ratio of net
   investment
   income
   (loss) to
   average net
   assets                0.24%       0.27%       0.13%        (0.02)%      0.18%       0.15%
  Number of units
   outstanding
   at end of
   period               7,276      10,300      21,322        27,762      26,777      26,043
  Portfolio turn-
   over rate
   (Note D)               136%        108%        195%          176%        118%        137%
=============================================================================================

See Notes following tables.

I-IV Appendix: Condensed financial information

Notes:

A. The values for a registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed in "Charges and expenses" earlier in this prospectus, are not included above and did not affect the Fund unit values. Those charges and fees are recovered by AXA Equitable through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included under the caption "For Contributions and Withdrawals" as administrative fees and asset management fees in the Statement of Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.

  As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $___, $___, $___ and $___ for the year ended December 31, 2004 on a per unit basis for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis), 1.61%, 1.68%, 1.64% and 1.62% for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. (See Note F.)

C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 (Pooled) which appear in the SAI.

D. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled.

E. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled and may have operating results and other supplementary data different from those shown above.

F. Because contractholders withdrew their participating interest in Separate Account No. 13 during March of 2000, the per unit data and ratios shown are hypothetical for these registered units. However, the per unit data and ratios developed are based upon actual values for non-registered units of Separate Account No. 13, which carry fees and expenses identical to those imposed upon registered units of the Separate Account.

                                   Appendix: Condensed financial information I-V

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING

                                [TO BE UPDATED]

--------------------------------------------------------------------------------
                                                                  EQ/Alliance
                                                   EQ/Alliance   Intermediate
                                                     Growth       Government
                                   AXA Premier     and Income     Securities
                                 VIP High Yield       Fund           Fund
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                  $  98.99        $  99.81       $  98.94
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --             192             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                  $ 118.64        $ 123.78       $ 112.07
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        40           1,323            248
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                  $ 145.72        $ 148.57       $ 116.24
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        69           2,078            593
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                  $ 172.55        $ 188.22       $ 124.66
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                     1,414           6,083            783
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                  $ 163.58        $ 227.38       $ 134.24
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                       259           6,500          1,110
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 158.02        $ 269.68       $ 134.36
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       187           6,182          1,419
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 144.28        $ 293.68       $ 146.61
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       414           2,424             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 145.57        $ 289.75       $ 158.49
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       464           2,862             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 141.56        $ 228.60       $ 172.44
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       156           2,649             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 173.86        $ 298.75       $ 176.49
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       143           2,354             --
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                  EQ/Alliance    EQ/Alliance    EQ/Alliance
                                   EQ/Alliance      Premier        Quality      Small Cap
                                 International      Growth          Bond          Growth
                                      Fund           Fund           Fund           Fund
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                        --              --      $  99.83             --
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --              --            --             --
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                  $ 104.60              --      $ 116.76             --
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --              --            52             --
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                  $ 114.80              --      $ 122.96             --
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                       853              --            --             --
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                  $ 111.25              --      $ 134.14       $ 114.18
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                     1,531              --           270          2,235
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                  $ 122.93              --      $ 145.72       $ 109.25
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                     1,659              --         1,038          1,625
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 169.30        $ 113.69      $ 142.73       $ 139.67
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                     1,302              94         4,298          1,064
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 130.25        $  92.79      $ 159.04       $ 159.12
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                     1,522           1,017         4,295          1,166
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 100.42        $  70.55      $ 172.14       $ 138.34
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                     1,519           1,220         3,094            475
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  90.42        $  48.57      $ 185.72       $  96.68
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                     3,854           1,226         1,262            593
------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 122.39        $  59.84      $ 192.69       $ 136.53
------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                     4,074             480         1,014            365
------------------------------------------------------------------------------------------

I-VI Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)

--------------------------------------------------------------------------------
                                                  EQ/Calvert     EQ/Capital
                                  EQ/Bernstein     Socially       Guardian
                                  Diversified    Responsible   International
                                   Value Fund        Fund           Fund
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                        --             --             --
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --             --             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --             --             --
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --             --             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --             --             --
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --             --             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --             --             --
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --             --             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --             --             --
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --             --             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $  95.43       $ 106.58       $ 128.61
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        --             --             --
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $  97.35       $ 103.48       $ 104.06
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                        --             --              1
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  98.39       $  88.27       $  82.32
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       156             --            301
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  84.97       $  64.92       $  69.94
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       158             --            296
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 109.39       $  83.07       $  92.75
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       157             --            293
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                  EQ/Capital    EQ/Capital    EQ/Emerging
                                   Guardian      Guardian      Markets       EQ/Equity
                                   Research        U.S.         Equity         500
                                     Fund      Equity Fund       Fund      Index Fund
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                       --            --            --      $ 101.71
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                       --            --            --            10
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                       --            --            --      $ 138.75
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                       --            --            --           641
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                       --            --            --      $ 169.72
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                       --            --            --         3,856
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                       --            --            --      $ 224.89
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                       --            --            --         7,176
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                       --            --      $ 111.23      $ 287.87
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                       --            --            --        11,983
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                 $ 105.35      $ 101.11      $ 217.72      $ 346.38
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       --            --           197        12,855
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                 $ 111.58      $ 104.73      $ 130.53      $ 313.02
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       --            --           190         5,112
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                 $ 109.33      $ 102.63      $ 123.81      $ 275.50
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                      263           538           209         3,528
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                 $  82.36      $  78.34      $ 116.49      $ 214.26
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                      445           646           158         2,322
-------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                 $ 108.30      $ 106.85      $ 181.64      $ 274.41
-------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                      320           639            66         1,595
-------------------------------------------------------------------------------------

                                 Appendix: Condensed financial information I-VII

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                EQ/Janus
                                                  EQ/FI Mid    EQ/FI Small/   Large Cap    EQ/Lazard                  EQ/Mercury
                                  EQ/Evergreen       Cap         Mid Cap        Growth     Small Cap    EQ/Marsico   Basic Value
                                   Omega Fund       Fund        Value Fund       Fund     Value Fund    Focus Fund   Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --             --      $ 105.06            --          --            --      $ 107.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 105.75             --      $ 106.96            --    $  97.39            --      $ 127.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        --             --            32            --          --            --           164
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $  93.36       $ 100.42      $ 112.45       $ 84.32    $ 115.42            --      $ 142.86
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                         1             --            32            --          --            --           110
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  77.48       $  86.96      $ 116.95       $ 64.96    $ 135.90      $ 106.25      $ 150.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                        16            123            37            --          57            --         1,078
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  58.87       $  70.90      $  99.75       $ 45.27    $ 117.08      $  93.97      $ 125.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                        59            496           547            --         262            --           228
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $  81.36       $ 101.82      $ 132.94       $ 56.98    $ 160.84      $ 123.22      $ 164.84
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                        80             87           405            19          62            --           192
------------------------------------------------------------------------------------------------------------------------------------

I-VIII Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    EQ/MFS                            EQ/Putnam
                                                  Emerging      EQ/MFS                Growth &
                                   EQ/Mercury      Growth    Investors    EQ/Money     Income     EQ/Putnam
                                 International   Companies     Trust       Market      Value      Voyager     EQ/Technology
                                   Value Fund       Fund        Fund        Fund        Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                        --            --          --    $ 102.65          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --            --          --          28          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --            --          --    $ 108.49          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --            --          --       1,374          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --            --          --    $ 114.22          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --            --          --       1,397          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --            --          --    $ 120.35          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --            --          --       1,351          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --      $ 123.19          --    $ 126.71    $ 113.78          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --            30          --       1,249          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 136.14      $ 213.94    $ 104.35    $ 132.95    $ 112.24    $ 120.77            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        26         3,035          --         601          50          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 119.37      $ 173.64    $ 103.62    $ 141.19    $ 119.84    $  99.31       $ 79.21
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       125         3,680         478         438         475         400           532
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  93.68      $ 114.52    $  87.07    $ 146.56    $ 111.68    $  75.02       $ 59.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       459         2,173         472         653         487         448           678
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  78.10      $  75.21    $  68.77    $ 148.67    $  90.40    $  55.26       $ 35.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       605         1,328         466       4,189         487         389           742
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $  99.99      $  97.26    $  83.93    $ 149.82    $ 114.64    $  68.49       $ 50.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       430         1,340         415         223         472         498           867
------------------------------------------------------------------------------------------------------------------------------------

                                  Appendix: Condensed financial information I-IX

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            Page

Fund Information                                                             2
General                                                                      2
Restrictions and requirements of the Alliance Bond, Alliance Balanced, Alliance Common
 Stock and Alliance Mid Cap Growth Funds                                     2
Certain investments of the Alliance Bond and Alliance Balanced Funds         2

Portfolio holdings policy for the Pooled Separate Accounts

Brokerage fees and charges for securities transactions                       5
Additional information about RIA                                             6
Loan provisions                                                              6
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             7
Ongoing operations fee                                                       7
Management for the Alliance Bond, Alliance Balanced, Alliance Common
 Stock and Alliance Mid Cap Growth Funds and AXA Equitable                   7
Funds                                                                        7
Portfolio managers' information (Alliance Bond Fund, Alliance Balanced
Fund, Alliance Common Stock
 Fund and Alliance Mid Cap Growth Fund)
Distribution of the contracts                                                7
AXA Equitable                                                                8
Directors                                                                    8
Officer-Directors                                                            9
Other Officers                                                               9
Financial statements index                                                  11
Financial statements                                                     FSA-1

Send or Fax this request form to receive a Statement of Additional Information

To:  AXA Equitable Life Insurance Company--RIA service office
     200 Plaza Drive--1st Floor
     Secaucus, NJ 07094-3689
     Fax: (201) 583-2304

--------------------------------------------------------------------------------
Please send me an Retirement Investment Account(R) SAI for May 1, 2005.


--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip



Client number:
--------------------------------------------------------------------------------



(SAI__ (5/05))

Retirement Investment Account(R)


Statement of additional information dated
May 1, 2005


--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account(R) ("RIA"), dated May 1, 2005 ("prospectus"), and any supplements.

Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is (212) 554-1234.

TABLE OF CONTENTS

Fund information                                                             2
General                                                                      2
Restrictions and requirements of the Alliance Bond
     (Separate Account No. 13), Alliance Balanced
     (Separate Account No. 10), Alliance Common Stock
     (Separate Account No. 4) and Alliance Mid Cap Growth
     (Separate Account No. 3) Funds                                          2
Certain investments of the Alliance Bond and Alliance
     Balanced Funds                                                          2

Portfolio holdings policy for the Pooled Separate Accounts                   4

Brokerage fees and charges for securities transactions                       4
Additional information about RIA                                             5
Loan provisions                                                              5
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             6
Ongoing operations fee                                                       6
Management for the Alliance Bond, Alliance
     Balanced, Alliance Common Stock and
     Alliance Mid Cap Growth Funds and
     AXA Equitable                                                           7
Funds                                                                        7
Portfolio managers' information (Alliance Bond Fund,
     Alliance Balanced Fund, Alliance Common Stock Fund
     and Alliance Mid Cap Growth Fund)                                       7
Distribution of the contracts                                                7
AXA Equitable                                                                8
     Directors                                                               8
     Officer-Directors                                                       9
     Other Officers                                                          9
Financial statements index                                                  11
Financial statements                                                     FSA-1

              Copyright 2005. AXA Equitable Life Insurance Company
            1290 Avenue of the Americas, New York, New York 10104.
All rights reserved. Retirement Investment Account(R) is a service mark of The
                     AXA Equitable Life Insurance Company.

SAI 4ACS

                                                                          x01034

FUND INFORMATION

GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options" in the prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, certain investments of the Alliance Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding AXA Premier VIP Trust or EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for each Trust.

RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS

Neither the Alliance Common Stock Fund nor the Alliance Balanced Fund will make an investment in an industry if that investment would cause either Fund's holding in that industry to exceed 25% of either Fund's assets.

The Alliance Bond Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund will not purchase or write puts or calls (options). The Alliance Balanced Fund's investment policies do not prohibit hedging transactions such as through the use of put and call options and stock index or interest rate futures. However, the Alliance Balanced Fund currently has no plans to enter into such transactions.

The following investment restrictions apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. None of those Funds will:

o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund and contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract);

o make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchas ing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of owner ship of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in short position;

o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate futures);

o    purchase real estate or mortgages, except as stated below. The
     Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obliga tions or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (The Alliance Common Stock Fund will not invest in restricted securities).

CERTAIN INVESTMENTS OF THE ALLIANCE BOND AND ALLIANCE BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the Alliance Bond and Alliance Balanced Funds and certain risks and investment techniques.

Mortgage pass-through securities. The Alliance Bond and Alliance Balanced Funds may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The definition of pass-through mortgage related securities includes adjustable-rate securities ("ARMS"), commercial mortgage-backed securities ("CMBS") and dollar rolls.

Collateralized mortgage obligations. The Alliance Bond and Alliance Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Rather, they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a debt security backed by such pledged assets. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-backed securities. The Alliance Bond and Alliance Balanced Funds may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets (such as Certificates for Automobile Receivables) or may be unsecured (such as Credit Card Receivable Securities). Depending on the structure of the asset-backed security, monthly or quarterly payments of principal and interest or interest only are passed through like mortgage pass-through securities or paid through (like CMOs) to certificate holders. Asset-backed securities may be guaranteed up to certain amounts by guarantees, insurance or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool.

Underlying automobile sales contracts and credit card receivables are, of course, subject to prepayment (although to a lesser degree than mortgage pass-through securities), which may shorten the securities' weighted average life and reduce their overall return to certificate holders. Certificate holders may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing credit support enhancement for the pool. If consistent with its investment objective and policies, the Alliance Bond and Alliance Balanced Funds may invest in other asset-backed securities that may be developed in the future.

Zero coupon bonds. The Alliance Bond and Alliance Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase agreements. In repurchase agreements, the Alliance Bond or Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Fund retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. We evaluate the creditworthiness of sellers with whom we enter into repurchase agreements. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The Funds currently treat repurchase agreements maturing in more than seven days as illiquid securities.

Debt securities subject to prepayment risks. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund and Alliance Bond Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

When-issued and delayed delivery securities. The Alliance Bond and Alliance Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Foreign currency forward contracts. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. Generally, such forward contracts will be for a period of less than three months. The Fund will enter into such forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges. Accordingly, the Fund is dependent upon the good faith and creditworthiness of the other party to the transaction, as evaluated by the Fund's Manager. To the extent inconsistent with any restrictions in the SAI concerning the Fund's trading in foreign exchange, this paragraph will control.

Hedging transactions. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the "Separate Accounts") to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 15 days after the month end by calling 212-969-2419. Portfolio holdings information less than 15 days stale and all trade information is restricted to employees responsible for Separate Account administration, analysis and legal or compliance matters.

On a case-by-case "need to know" basis, AXA Equitable may approve the disclosure of additional portfolio holdings information in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings information must be based on such information not being used for the purpose of making an investment decision with respect to the Separate Account in question. Neither AXA Equitable nor its investment adviser, Alliance Capital Management L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts or the non-interested trustees of the investment adviser; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment adviser voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. We will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.


BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that we are the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services, including arranging the execution of portfolio transactions. Alliance is also an adviser for certain portfolios in EQ Advisors Trust and AXA Premier VIP

Trust. Information on brokerage fees and charges for securities transactions for the Trusts' portfolios is provided in the prospectus for each Trust.

The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by Alliance. Alliance seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market Alliance will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

For the years ended December 31, 2004, 2003 and 2002, total brokerage
commissions for Separate Account No. 10 -- Pooled were $   , $78,626, and
$85,206, respectively; for Separate Account No. 4 -- Pooled were $   , $929,767
and $1,298,849, respectively; for Separate Account No. 3 -- Pooled were $   ,
$466,820 and $522,922, respectively; and for Separate Account No. 13 -- Pooled were $-0-, $-0-, and $ -0-, respectively. For the fiscal year ended December
31, 2004, commissions of $   , $48,690 and $350,047 were paid to brokers
providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on
portfolio transactions of $   , $37,692,860 and $664,462,701, respectively.

ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

o We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest option.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan princi pal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan prin cipal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the DOL (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.

o On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

o The ongoing operations fee will apply to the sum of the invest ment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.

ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o Life annuity: An annuity which guarantees a lifetime income to the retired employee-participant ("annuitant") and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o Life annuity -- period certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

o Life annuity -- refund certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o Period certain annuity: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

o Qualified joint and survivor life annuity: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of qualified joint and survivor life annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.

AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.

ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.

-------------------------------------------
      Combined balance           Monthly
   of investment options           rate
-------------------------------------------
First           $150,000      1/12 of 1.25%
Next            $350,000      1/12 of 1.00%
Next            $500,000      1/12 of 0.75%
Next          $1,500,000      1/12 of 0.50%
Over          $2,500,000      1/12 of 0.25%
-------------------------------------------

MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS AND AXA EQUITABLE

FUNDS

In the Prospectus we give information about us, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and how we, together with Alliance, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered contracts in the Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in 2004 were
$   , $    and $   , respectively; in 2003 were $6,150, $9,082 and $3,707,
respectively; in 2002 were $5,143, $12,781 and $3,465, respectively. The amount of such fees received under the Alliance Bond Fund in 2003, 2002 and 2001 were $0, $0 and $-0-, respectively.

PORTFOLIO MANAGERS' INFORMATION (ALLIANCE BOND FUND, ALLIANCE BALANCED FUND, ALLIANCE COMMON STOCK FUND AND ALLIANCE MID CAP GROWTH FUND)

[ Placeholder ]

DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2004, 2003 and 2002. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable
separate accounts $         in 2004, $562,696,578 in 2003 and $536,113,253 in
2002. Of these amounts, AXA Advisors retained $   , $287,344,634 and
$283,213,274, respectively.

AXA EQUITABLE [ TO BE UPDATED ]

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable and/or its affiliates in various executive positions during the last five years.

-----------------------------------------------------------------------------------------------------------------------
Directors
Name                    Age   Principal occupation
-----------------------------------------------------------------------------------------------------------------------
Henri de Castries       49    Chairman of the Board, AXA Financial, Inc.; Chairman of the Management Board of AXA;
                              prior thereto, CEO, AXA.
-----------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill      50    Chairman of the Management Board of AXA Konzern AG; prior thereto, member of the Holding
                              Management Board of Gerling-Konzern in Cologne.
-----------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne        70    Retired Chairman and Chief Executive Officer, The McGraw-Hill Companies.
-----------------------------------------------------------------------------------------------------------------------
Denis Duverne           50    Executive Vice President, AXA; Member, AXA Executive Committee; prior thereto, Member of the AXA Management Board and Chief Financial Officer.
-----------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou       64    Chairman and Chief Executive Officer, Vivendi Universal and Vice Chairman of the
                              Supervisory Board, Aventis; prior thereto, Chairman and Chief Executive Officer,
                              Rhone-Poulenc, S.A.
-----------------------------------------------------------------------------------------------------------------------
Donald J. Greene        70    Counsel, LeBoeuf, Lamb, Greene & MacRae; prior thereto, Of Counsel and Partner of the firm.
-----------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson   53    Retired Corporate Vice President, Core Business Development of Bestfoods (formerly CPC
                              International, Inc.); prior thereto, Vice President and President, Bestfoods Grocery.
-----------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain        65    President, Jarmain Group Inc.
-----------------------------------------------------------------------------------------------------------------------
Peter J. Tobin          60    Special Assistant to the President, St. John's University; prior thereto, Dean, Peter J.
                              Tobin College of Business, St. John's University; prior thereto, Chief Financial Officer,
                              Chase Manhattan Corp.
-----------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert        57    Chairman, Alliance Capital Management Corporation. Former Chief Executive Officer.
-----------------------------------------------------------------------------------------------------------------------
John C. Graves          40    President and Chief Operating Officer, Graves Ventures, LLC. Chief of Staff, Earl G.
                              Graves, Ltd. and President of Black Enterprise Unlimited.
-----------------------------------------------------------------------------------------------------------------------
James F. Higgins        56    Senior Advisor, Morgan Stanley. Prior thereto, President and Chief Operating Officer --
                              Individual Investor Group, Morgan Stanley Dean Witter.
-----------------------------------------------------------------------------------------------------------------------
Christina Johnson       53    Former President and Chief Executive Officer, Saks Fifth Avenue Enterprises. Prior
                              thereto, President and CEO, Saks Fifth Avenue.
-----------------------------------------------------------------------------------------------------------------------
Scott D. Miller         51    Vice Chairman, Hyatt Hotels Corporation; prior thereto, President, Hyatt Hotels
                              Corporation; Executive Vice President, Hyatt Development Corporation.
-----------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia        54    Chief Executive Officer, Ameritrade Holding Corporation; prior thereto, Senior Vice
                              President, Merrill Lynch & Co., Inc..
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Officer-Directors
Name                       Age    Principal occupation
-----------------------------------------------------------------------------------------------------------------------
Christopher M. Condron     56     Director, Chairman of the Board, President and Chief Executive Officer, AXA Equitable
                                  and AXA Financial Services, LLC; Director, President and Chief Executive Officer, AXA
                                  Financial, Inc., Director, Chairman of the Board, President and Chief Executive
                                  Officer, The Equitable of Colorado, Inc. and AXA Distribution Holding Company; prior thereto, President and Chief Operating Officer, Mellon Financial Corporation and
                                  Chairman and Chief Executive Officer, Dreyfus Corp.
-----------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin           54     Vice Chairman of the Board and Chief Financial Officer of AXA Equitable, AXA
                                  Financial, Inc. and AXA Financial Services, LLC; Executive Vice President and Member
                                  of the Executive Committee of AXA; prior thereto, Co-Chairman of the Insurance
                                  Consulting and Actuarial Practice of Coopers & Lybrand, L.L.P.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Other Officers
Name                    Age   Principal occupation
-----------------------------------------------------------------------------------------------------------------------
Leon B. Billis          57    Executive Vice President and AXA Group Deputy Chief Information Officer, AXA Equitable
                              and AXA Financial Services, LLC; Director, Chief Executive Officer and President of AXA
                              Technology Services of America, Inc.
-----------------------------------------------------------------------------------------------------------------------
Harvey Blitz            58    Senior Vice President, AXA Equitable, AXA Financial, Inc. and AXA Financial Services,
                              LLC; Director and Executive Vice President, AXA Advisors, LLC.
-----------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne          48    Senior Vice President and Treasurer, AXA Equitable, AXA Financial, Inc., AXA Financial
                              Services, LLC and The Equitable of Colorado, Inc.
-----------------------------------------------------------------------------------------------------------------------
Judy A. Faucett         55    Senior Vice President of AXA Equitable and AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel       59    Senior Vice President and Controller of AXA Equitable, AXA Financial, Inc. and AXA
                              Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------
Paul J. Flora           57    Senior Vice President and Auditor of AXA Equitable, AXA Financial, Inc. and AXA
                              Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan        49    Senior Vice President, Chief Compliance Officer and Associate General Counsel of AXA
                              Equitable and AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------
Peter D. Noris          48    Executive Vice President and Chief Investment Officer of AXA Equitable, AXA
                              Financial, Inc. and AXA Financial Services, LLC; Chairman and Trustee of EQ Advisors
                              Trust; Executive Vice President and Chief Investment Officer of The Equitable of
                              Colorado, Inc.
-----------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale     56    Senior Vice President of AXA Equitable and AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------
Pauline Sherman         60    Senior Vice President, Secretary and Associate General Counsel of AXA Equitable,
                              AXA Financial, Inc., AXA Financial Services, LLC; and The Equitable of Colorado, Inc.
-----------------------------------------------------------------------------------------------------------------------
Richard V. Silver       48    Executive Vice President and General Counsel, AXA Equitable, AXA Financial, Inc.,
                              AXA Financial Services, LLC and The Equitable of Colorado, Inc.; Director, AXA
                              Advisors, LLC.
-----------------------------------------------------------------------------------------------------------------------
Jennifer L. Blevins     46    Executive Vice President, AXA Equitable and AXA Financial Services, LLC; prior thereto,
                              Senior Vice President and Managing Director, Worldwide Human Resources, Chubb and
                              Son, Inc.
-----------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell       46    Executive Vice President, AXA Equitable and AXA Financial Services, LLC; prior thereto,
                              Controller and Senior Vice President, GreenPoint Financial/GreenPoint Bank.
-----------------------------------------------------------------------------------------------------------------------
Stuart L. Faust         51    Senior Vice President and Deputy General Counsel, AXA Equitable, AXA Financial, Inc.
                              and AXA Financial Services, LLC.
-----------------------------------------------------------------------------------------------------------------------
William I. Levine       60    Executive Vice President and Chief Information Officer, AXA Equitable and AXA Financial
                              Services, LLC; prior thereto, Senior Vice President, Paine Webber.
-----------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan      40    Executive Vice President, AXA Equitable and AXA Financial Services, LLC; prior thereto,
                              Principal, McKinsey and Company, Inc.
-----------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton       49    Executive Vice President, AXA Equitable and AXA Financial Services, LLC; Director and
                              Vice Chairman of the Board, AXA Advisors, LLC; Director, Chairman and CEO, AXA
                              Network, LLC; Director and Chairman of the Board of AXA Distributors, LLC; prior thereto,
                              Executive Vice President and Director of the Private Client Financial Services Division,
                              Salomon Smith Barney.
-----------------------------------------------------------------------------------------------------------------------
Charles A. Marino       45    Senior Vice President and Actuary, AXA Equitable and AXA Financial Services, LLC; prior thereto, Vice President of AXA Equitable.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Retirement Investment Account(R)
--------------------------------------------------------------------------------
                       SEPARATE ACCOUNT UNITS OF INTEREST
                         UNDER GROUP ANNUITY CONTRACTS

                                     FUNDS
--------------------------------------------------------------------------------

Pooled Separate Accounts

o  Alliance Balanced, Separate Account No. 10 -- Pooled
o  Alliance Bond, Separate Account No. 13 -- Pooled
o  Alliance Common Stock, Separate Account No. 4 -- Pooled
o  Alliance Mid Cap Growth, Separate Account No. 3 -- Pooled

Separate Account No. 66

o  AXA Premier VIP High Yield
o  AXA Premier VIP Technology
o  EQ/Alliance Growth and Income
o  EQ/Alliance Intermediate Government Securities
o  EQ/Alliance International
o  EQ/Alliance Premier Growth
o  EQ/Alliance Quality Bond
o  EQ/Alliance Small Cap Growth
o  EQ/Bernstein Diversified Value
o  EQ/Calvert Socially Responsible
o  EQ/Capital Guardian Growth
o  EQ/Capital Guardian International
o  EQ/Capital Guardian Research
o  EQ/Capital Guardian U.S. Equity
o  EQ/Emerging Markets Equity
o  EQ/Equity 500 Index
o  EQ/Evergreen Omega
o  EQ/FI Mid Cap
o  EQ/FI Small/Mid Cap Value
o  EQ/J.P. Morgan Value Opportunities
o  EQ/Janus Large Cap Growth
o  EQ/Lazard Small Cap Value
o  EQ/Marsico Focus
o  EQ/Mercury Basic Value Equity
o  EQ/Mercury International Value
o  EQ/MFS Emerging Growth Companies
o  EQ/MFS Investors Trust
o  EQ/Money Market


                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY

                RIA service office:            Contributions only:      Express Mail Contributions only:
                    AXA Equitable                 AXA Equitable                   Bank One, NA
                 RIA Service Office                  RIA/EPP         300 Harmon Meadow Boulevard, 3rd Floor
            200 Plaza Drive, 1st Floor            P.O. Box 13503                 Attn: Box 13503
              Secaucus, NJ 07094-3689            Newark, NJ 07188              Secaucus, NJ 07094
                Tel.: (800) 967-4560
                   (201) 583-2302
         (9 A.M. to 5 P.M. Eastern time)
                Fax: (201) 583-2304
(To obtain pre-recorded Fund unit values, use
       our toll-free number listed above)

--------------------------------------------------------------------------------
                           Financial statements index
--------------------------------------------------------------------------------

                                                                                                                  Page
-----------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Public Accounting Firm -- ............................ FSA-1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
-----------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2004 .....................     2
                                     ----------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2004 ...............     3
                                     ----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ...........................................     4
                                     ----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ................................     5
-----------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2004 .....................    10
                                     ----------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2004 ...............    11
                                     ----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ...........................................    12
                                     ----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ................................    13
-----------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2004 .....................    22
                                     ----------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2004 ...............    23
                                     ----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ...........................................    24
                                     ----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ................................    25
-----------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2004 .....................    27
                                     ----------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2004 ..............    28
                                     ----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ...........................................    29
                                     ----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ................................    30
-----------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2004 ....................    32
                                     ----------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2004 ..............    39
                                     ----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ...........................................    46
-----------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements ..............................................    56
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
-----------------------------------------------------------------------------------------------------------------------
The AXA Equitable Life Insurance     Report of Independent Public Accounting Firm -- ............................   F-1
Company                              ----------------------------------------------------------------------------------
                                     Consolidated Balance Sheets as of December 31, 2004 and 2003 ...............   F-2
                                     ----------------------------------------------------------------------------------
                                     Consolidated Statements of Earnings for the Years
                                     Ended December 31, 2004, 2003 and 2002 .....................................   F-3
                                     ----------------------------------------------------------------------------------
                                     Consolidated Statements of Shareholder's Equity for the Years
                                     Ended December 31, 2004, 2003 and 2002 .....................................   F-4
                                     ----------------------------------------------------------------------------------
                                     Consolidated Statements of Cash Flows for the Years
                                     Ended December 31, 2004, 2003 and 2002 .....................................   F-5
                                     ----------------------------------------------------------------------------------
                                     Notes to Consolidated Financial Statements .................................   F-7
-----------------------------------------------------------------------------------------------------------------------
                                     The financial statements of the Funds reflect fees, charges and other expenses of the Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
-----------------------------------------------------------------------------------------------------------------------


                                   SIGNATURES


         As required by the Securities Act of 1933, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 11th day of February, 2005.




                             AXA EQUITABLE LIFE INSURANCE COMPANY
                                      (Registrant)

                             By:  AXA Equitable Life Insurance Company


                             By:  /s/ Dodie Kent
                                 ---------------------------------
                                      Dodie Kent
                                      Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 11th day of February, 2005.



                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                  Chairman of the Board, President,
                                         Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                        Vice Chairman of the Board
                                         Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                       Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert           Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron     John C. Graves                Scott D. Miller
Henri de Castries          Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill         Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne           James F. Higgins              Stanley B. Tulin
Denis Duverne              W. Edwin Jarmain

*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

February 11, 2005
                                      C-28